Supplement	12 Months Ended
Dec. 31, 2012
ETF | Vanguard Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042013

ETF | Vanguard Mid-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042013

ETF | Vanguard Mid-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042013

ETF | Vanguard Small-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042013

ETF | Vanguard Small-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042013

ETF | Vanguard Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042013

Institutional | Vanguard Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Value Index Fund MSCI US Prime Market CRSP US Large Cap

Value Index Value Index

Growth Index Fund MSCI US Prime Market CRSP US Large Cap

Growth Index Growth Index

Small-Cap Value Index Fund MSCI US Small Cap CRSP US Small Cap

Value Index Value Index

Small-Cap Growth Index Fund MSCI US Small Cap CRSP US Small Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares

Management Expenses 0.05%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 855 042013

Institutional | Vanguard Small-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Value Index Fund MSCI US Prime Market CRSP US Large Cap

Value Index Value Index

Growth Index Fund MSCI US Prime Market CRSP US Large Cap

Growth Index Growth Index

Small-Cap Value Index Fund MSCI US Small Cap CRSP US Small Cap

Value Index Value Index

Small-Cap Growth Index Fund MSCI US Small Cap CRSP US Small Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares

Management Expenses 0.05%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 855 042013

Institutional | Vanguard Small-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Value Index Fund MSCI US Prime Market CRSP US Large Cap

Value Index Value Index

Growth Index Fund MSCI US Prime Market CRSP US Large Cap

Growth Index Growth Index

Small-Cap Value Index Fund MSCI US Small Cap CRSP US Small Cap

Value Index Value Index

Small-Cap Growth Index Fund MSCI US Small Cap CRSP US Small Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares

Management Expenses 0.05%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 855 042013

Institutional | Vanguard Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Value Index Fund MSCI US Prime Market CRSP US Large Cap

Value Index Value Index

Growth Index Fund MSCI US Prime Market CRSP US Large Cap

Growth Index Growth Index

Small-Cap Value Index Fund MSCI US Small Cap CRSP US Small Cap

Value Index Value Index

Small-Cap Growth Index Fund MSCI US Small Cap CRSP US Small Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares

Management Expenses 0.05%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 855 042013

Participant | Vanguard Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c)2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. PS 48 042013

Participant | Vanguard Mid-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c)2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. PS 48 042013

Participant | Vanguard Mid-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c)2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. PS 48 042013

Participant | Vanguard Small-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c)2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. PS 48 042013

Participant | Vanguard Small-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c)2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. PS 48 042013

Participant | Vanguard Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c)2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. PS 48 042013

Participant: | Vanguard Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund and Vanguard Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1341 042013

Participant: | Vanguard Mid-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Admiral(tm) Shares for Participants

New Target Indexes

Effective immediately, Vanguard Mid-Cap Value Index Fund and Vanguard Mid-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Mid-Cap Value Index Fund MSCI US Mid Cap CRSP US Mid Cap

Value Index Value Index

Mid-Cap Growth Index Fund MSCI US Mid Cap CRSP US Mid Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-sized U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing invetment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 5835 042013

Participant: | Vanguard Small-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Admiral(tm) Shares for Participants

New Target Indexes

Effective immediately, Vanguard Small-Cap Value Index Fund and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Small-Cap Value Index Fund MSCI US Prime Market CRSP US Small Cap

Value Index Value Index

Small-Cap Growth Index Fund MSCI US Small Cap CRSP US Small Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Admiral Shares $10 $32 $56 $128

he paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 5860 042013

Participant: | Vanguard Small-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Admiral(tm) Shares for Participants

New Target Indexes

Effective immediately, Vanguard Small-Cap Value Index Fund and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Small-Cap Value Index Fund MSCI US Prime Market CRSP US Small Cap

Value Index Value Index

Small-Cap Growth Index Fund MSCI US Small Cap CRSP US Small Cap

Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Admiral Shares $10 $32 $56 $128

he paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 5860 042013

Participant: | Vanguard Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares for Participants

New Target Indexes

Effective immediately, Vanguard Value Index Fund and Vanguard Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1341 042013

Retail | Vanguard Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(tm) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS GVIA 042013

Retail | Vanguard Mid-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(tm) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS GVIA 042013

Retail | Vanguard Mid-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(tm) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS GVIA 042013

Retail | Vanguard Small-Cap Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(tm) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS GVIA 042013

Retail | Vanguard Small-Cap Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(tm) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS GVIA 042013

Retail | Vanguard Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(tm) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Small-Cap Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed on the following page, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Value Index Fund Value Index Value Index

MSCI US Mid Cap CRSP US Mid Cap

Mid-Cap Growth Index Fund Growth Index Growth Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Value Index Fund Value Index Value Index

MSCI US Small Cap CRSP US Small Cap

Small-Cap Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Value Index, a broadly diversified index of value stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Value Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances

below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Value Index, a broadly diversified index of value stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index, a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS GVIA 042013

Signal | Vanguard Growth Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund and Vanguard Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1341 042013

Signal | Vanguard Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Value Index Fund

Vanguard Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares

New Target Indexes

Effective immediately, Vanguard Value Index Fund and Vanguard Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

MSCI US Prime Market CRSP US Large Cap

Value Index Fund Value Index Value Index

MSCI US Prime Market CRSP US Large Cap

Growth Index Fund Growth Index Growth Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Value Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Value Index, a broadly diversified index predominantly made up of value stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Growth Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Growth Index, a broadly diversified index predominantly made up of growth stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1341 042013